Note 6 - Other Income (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	2015	2014	2013

Earnings from equity method investments	$(729)	$(589)	$(1,107)
Other	(393)	(673)	(444)
	$(1,122)	$(1,262)	$(1,551)